INVESTMENT IN GOLD (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF CARRYING AMOUNTS OF GOLD HOLDINGS	The carrying amounts of the company gold holdings are as follows:
	As of June 30, 2026	As of December 31, 2025
Fair Value (US$ Thousands)	843	-

Gold Holdings (Troy Ounces)	217	-